CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Total revenues	¥ 426,348	$ 66,903	¥ 450,259	¥ 2,280,987
Cost of revenues	(254,815)	(39,986)	(237,065)	(1,200,012)
Gross profit	171,533	26,917	213,194	1,080,975
Operating expenses
Research and product development	(54,622)	(8,571)	(100,514)	(303,561)
Sales and marketing	(150,493)	(23,616)	(371,984)	(923,273)
General and administrative	(174,021)	(27,308)	(1,109,340)	(749,404)
Other operating income	26,064	4,090	27,849	24,419
Total operating expenses	(353,072)	(55,405)	(1,553,989)	(1,951,819)
Loss from operations	(181,539)	(28,488)	(1,340,795)	(870,844)
Other income/(expenses)
Interest and investment income, net	50,041	7,853	3,526	156,862
Interest expense	(7,491)	(1,176)	(32,266)	(34,052)
Foreign exchange (losses)/gains, net	7,030	1,103	18,720	(1,131)
Other income/(loss), net	2,895	454	(253)	18,509
Loss before income tax expense	(129,064)	(20,254)	(1,351,068)	(730,656)
Income tax (expense)/benefit	(130)	(20)	6,641	(949)
Equity in income of affiliates	726	114	797	2,223
Net loss	(128,468)	(20,160)	(1,343,630)	(729,382)
Net loss attributable to noncontrolling interests	(6,944)	(1,090)	(35,674)	(35,797)
Net income attributable to redeemable noncontrolling interests	0			980
Net loss attributable to Tuniu Corporation	(121,524)	(19,070)	(1,307,956)	(694,565)
Accretion on redeemable noncontrolling interests				(4,634)
Net loss attributable to ordinary shareholders	(121,524)	(19,070)	(1,307,956)	(699,199)
Net loss	(128,468)	(20,160)	(1,343,630)	(729,382)
Other comprehensive income/(loss):
Foreign currency translation adjustment, net of nil tax	(3,191)	(501)	(18,772)	9,705
Comprehensive loss	(131,659)	(20,661)	(1,362,402)	(719,677)
Comprehensive loss attributable to noncontrolling interests	(6,944)	(1,090)	(35,674)	(35,797)
Comprehensive income attributable to redeemable noncontrolling interests				980
Comprehensive loss attributable to Tuniu Corporation	¥ (124,715)	$ (19,571)	¥ (1,326,728)	¥ (684,860)
Loss per share
Loss per share-basic | (per share)	¥ (0.33)	$ (0.05)	¥ (3.53)	¥ (1.89)
Loss per share-diluted | (per share)	¥ (0.33)	$ (0.05)	¥ (3.53)	¥ (1.89)
Weighted average number of ordinary shares outstanding-basic (in shares) | shares	370,874,312	370,874,312	370,240,040	369,472,880
Weighted average number of ordinary shares outstanding-diluted (in shares) | shares	370,874,312	370,874,312	370,240,040	369,472,880
Package Tours Services [Member]
Total revenues	¥ 305,333	$ 47,913	¥ 302,359	¥ 1,886,822
Others [Member]
Total revenues	¥ 121,015	$ 18,990	¥ 147,900	¥ 394,165